Fair Value of Financial Instruments (Details) (Fair Value, Measurements, Recurring [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Liabilities:
Interest rate swap	$ 4.3	$ 2.6
Fair Value, Inputs, Level 1 [Member]
Liabilities:
Interest rate swap	0	0
Fair Value, Inputs, Level 2 [Member]
Liabilities:
Interest rate swap	4.3	2.6
Fair Value, Inputs, Level 3 [Member]
Liabilities:
Interest rate swap	$ 0	$ 0